CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (937)	$ (559)	$ (1,783)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization of intangible assets	1,552	1,825	2,075
Amortization and write-off of debt discounts and debt issuance costs	55	61	63
Asset impairments, including loss on assets held for sale	234	114	75
Goodwill impairment	469	0	0
Acquisition-related contingent consideration	11	48	12
Allowances for losses on trade receivables and inventories	60	60	75
Deferred income taxes	(225)	(475)	(230)
Gain on disposal of assets	(2)	(1)	(31)
Additions to accrued legal settlements	569	442	1,401
Payments of accrued legal settlements	(351)	(168)	(15)
Share-based compensation	128	105	102
Foreign exchange loss	6	8	7
Gain excluded from hedge effectiveness	(20)	(23)	(9)
Loss on extinguishment of debt	62	59	42
Payments of contingent consideration adjustments, including accretion	(16)	(1)	(1)
Other	(41)	(18)	36
Changes in operating assets and liabilities:
Trade receivables	(229)	170	39
Inventories	(16)	(77)	(209)
Prepaid expenses and other current assets	(4)	12	1
Accounts payable, accrued and other liabilities	121	(471)	(149)
Net cash provided by operating activities	1,426	1,111	1,501
Cash Flows From Investing Activities
Acquisition of businesses, net of cash acquired	0	0	(180)
Acquisition of intangible assets and other assets	(14)	(7)	(8)
Purchases of property, plant and equipment	(269)	(302)	(270)
Purchases of marketable securities	(19)	(4)	(16)
Proceeds from sale of marketable securities	15	8	10
Proceeds from sale of assets and businesses, net of costs to sell	669	21	45
Settlements from cross-currency swaps	27	23	0
Net cash provided by (used in) investing activities	409	(261)	(419)
Cash Flows From Financing Activities
Issuance of long-term debt, net of discounts	2,100	3,455	5,960
Repayments of long-term debt	(3,440)	(5,642)	(4,406)
Borrowings of short-term debt	0	1	12
Repayments of short-term debt	0	(1)	(12)
Payment of employee withholding taxes related to share-based awards	(52)	(30)	(40)
Payments of acquisition-related contingent consideration	(83)	(35)	(35)
Payments of financing costs	(48)	(39)	(28)
Other	10	(3)	(8)
Net cash (used in) provided by financing activities	(1,513)	(2,294)	1,443
Effect of exchange rate changes on cash and cash equivalents	(19)	16	(4)
Net increase (decrease) in Cash and cash equivalents and Restricted cash and other settlement deposits	303	(1,428)	2,521
Cash and cash equivalents and Restricted cash and other settlement deposits, beginning of year	1,816	3,244	723
Cash and cash equivalents and Restricted cash and other settlement deposits, end of year	2,119	1,816	3,244
Cash and cash equivalents, end of year	582	605	3,243
Restricted cash and other settlement deposits	1,537	1,211	1
Cash and cash equivalents and Restricted cash and other settlement deposits, end of year	$ 2,119	$ 1,816	$ 3,244